Above / Below Market Acquired Time Charters / Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Above / Below Market Acquired Time Charters / Other Intangible Assets [Abstract]
Above / Below Market Acquired Time Charters - Future Amortization
For the year:	Above Market Acquired Time Charters	Below Market Acquired Time Charters
2014	$5,198,573	$453,248
2015	2,886,081	-
2016	446,401	-
Total	$8,531,055	$453,248

Other Intangible Assets - Future Amortization
For the year:	Other Intangible Assets
2014	$1,056,338
2015	520,588
Total	$1,576,926